Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013 segment	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Segment Reporting [Abstract]
Number of operating segments	1
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	100.00%	100.00%	100.00%	100.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 164.7	$ 155.0	$ 497.7	$ 430.0
Fixed assets - drilling units	2,196.7		2,196.7		2,103.0
Nigeria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49.8	54.4	157.0	165.3
Fixed assets - drilling units	539.9		539.9		553.9
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0	0	80.1
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22.7	22.9	65.6	66.2
Fixed assets - drilling units	185.9		185.9		194.3
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0	0	32.3
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23.4	28.3	124.3	28.3
Fixed assets - drilling units	538.0		538.0		545.7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49.5	41.8	131.5	49.1
Fixed assets - drilling units	794.7		794.7		809.1
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10.8	0	10.8	0
Fixed assets - drilling units	138.2		138.2		0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8.5	$ 7.6	$ 8.5	$ 8.7
ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	14.00%	20.00%	25.00%	34.00%
Total [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	34.00%	37.00%	32.00%	38.00%
Chevron [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	21.00%	14.00%	16.00%	16.00%
BP [Member]
Revenue, Major Customer [Line Items]
Revenue, major customer (in hundredths)	31.00%	29.00%	27.00%	12.00%